Segment Reporting (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 Segments	Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Number of reportable segment	1	1
Number of operating segment	1	1
Description of CODM	As the CODM, our Chief Executive Officer manages our company, reviews operating results, assesses performance and allocates resources on an aggregate basis using total assets and actual expenses compared to net loss. Please refer to the condensed financial statements for further information related to these measures of segment performance.	As the CODM, our Chief Executive Officer manages our company, reviews operating results, assesses performance and allocates resources on an aggregate basis using total assets and actual expenses compared to net loss. Please refer to the financial statements for further information related to these measures of segment performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]